UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06105
                                                     ---------

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30

                   Date of reporting period: November 30, 2005



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      17.8%
--------------------------------------------------------------------------------
France                                                                     15.0
--------------------------------------------------------------------------------
United Kingdom                                                             14.5
--------------------------------------------------------------------------------
Germany                                                                     7.1
--------------------------------------------------------------------------------
The Netherlands                                                             6.1
--------------------------------------------------------------------------------
Italy                                                                       5.5
--------------------------------------------------------------------------------
Switzerland                                                                 4.6
--------------------------------------------------------------------------------
Ireland                                                                     3.1
--------------------------------------------------------------------------------
Canada                                                                      3.0
--------------------------------------------------------------------------------
Greece                                                                      2.7

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2005, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Aegon NV                                                                    2.8%
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                           2.5
--------------------------------------------------------------------------------
Nestle SA                                                                   2.4
--------------------------------------------------------------------------------
Credit Agricole SA                                                          2.4
--------------------------------------------------------------------------------
ENI SpA                                                                     2.4
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA                                                  2.3
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                       2.1
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      2.0
--------------------------------------------------------------------------------
Total SA, B Shares                                                          2.0
--------------------------------------------------------------------------------
Haseko Corp.                                                                1.8

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


              8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
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--------------------------------------------------------------------------------
REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                                 68.7%
Asia                                   22.6
United States/Canada                    4.5
Latin America                           2.2
Middle East/Africa                      2.0

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


              9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED NOVEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) rose 11.22% during the year under review, in comparison to the 11.20% rise for the MSCI World Index and the 13.25% rise for the MSCI EAFE Index. The biggest single contributor to performance during the reporting period was the currency hedge against the Euro and Yen that added about 1.4% to performance. Of the biggest stock contributors, 3 of the top 5 were Japanese names, led by Toyota Motor Corp., which benefited from the weakness of its U.S. competitors to continue to gain market share globally. Other strong Japanese performers included two healthcare stocks, Sysmex Corp. and Mediceo Paltac Holdings Co. Ltd., both of which rose by over 50% during the year. We also saw a number of European stocks that helped the performance; amongst these companies were two insurers: Aegon NV and Fondiaria-Sai-SpA. But the single largest gain came from our holding in easyJet plc, the leading European low cost airline, whose shares recovered from a very oversold condition at the start of the year to rise by 80% as investors became less negative on the business.

      The biggest detractor for the Fund was CoolBrands International, Inc., a Canadian frozen treats maker, which saw its profits turn into losses as it lost the rights to its most successful product--Weight Watchers Smart Ones and also suffered from the collapse of the low carb fad with sharply reduced sales of its Atkins products. The Fund was also hurt by its holding in Medion AG, a German retail promotions company, whose shares fell sharply during the period due to profit falling as a result of the weak German retail environment, and by Quebecor World, Inc., the world's second largest printer, which produced disappointing quarterly results. Other disappointments for the Fund include France Telecom SA and Agfa Gevaert NV, a Belgian imaging company.

      The largest contributer to performance was easyJet plc, adding just 1.1%. No single stock took away as much as 1.0%. This reflects the rigorous risk control applied to the portfolio, which seeks to be well diversified by country, industry and position size. No single stock represents even as much as 3% of the Fund and the top ten in aggregate represents only 23% of the Fund at the reporting period end.

      We continue to like Japan, where stocks remain attractively valued relative to bonds and where companies are becoming increasingly shareholder-friendly, raising dividends and buying back stock. We also continue to find some undervalued names in Europe on a selective basis.


              10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

      We have generally trimmed positions where share prices have risen sufficiently to make the risk/reward less attractive to us. We have taken profits in six of the top ten winners in the portfolio for reasons of valuation.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until November 30, 2005. In the case of Class A, B and C shares performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Prior to August 29, 2003, the Fund used a global investment style and compared its performance to the Morgan Stanley Capital International World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. The Fund's performance is also compared to this Index. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


              11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class A)

      MSCI World Index

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                             Oppenheimer Quest
                            International Value
                              Fund, Inc.(SM)        MSCI EAFE            MSCI
                                 (Class A)           Index           World Index
11/30/1995                         9,425             10,000             10,000
02/29/1996                         9,776             10,489             10,548
05/31/1996                        10,330             10,828             10,991
08/31/1996                        10,236             10,602             10,785
11/30/1996                        10,990             11,209             11,924
02/28/1997                        11,476             10,860             12,017
05/31/1997                        12,146             11,678             12,922
08/31/1997                        12,747             11,594             13,248
11/30/1997                        12,774             11,195             13,473
02/28/1998                        13,770             12,575             14,972
05/31/1998                        14,628             13,010             15,566
08/31/1998                        12,241             11,609             13,795
11/30/1998                        13,972             13,073             16,226
02/28/1999                        14,074             13,235             16,936
05/31/1999                        15,114             13,616             17,674
08/31/1999                        16,078             14,631             18,417
11/30/1999                        16,995             15,874             19,734
02/29/2000                        16,254             16,645             20,172
05/31/2000                        17,389             15,990             20,139
08/31/2000                        17,543             16,067             20,897
11/30/2000                        17,245             14,373             18,280
02/28/2001                        17,385             13,766             17,341
05/31/2001                        17,396             13,281             17,191
08/31/2001                        16,334             12,198             15,649
11/30/2001                        15,514             11,661             15,410
02/28/2002                        15,062             11,186             14,913
05/31/2002                        15,199             12,044             15,087
08/31/2002                        13,338             10,406             13,009
11/30/2002                        13,223             10,237             13,111
02/28/2003                        12,350              9,265             11,894
05/31/2003                        14,200             10,605             13,666
08/31/2003                        14,726             11,403             14,502
11/30/2003                        16,418             12,770             15,702
02/29/2004                        18,047             14,289             17,253
05/31/2004                        17,227             14,105             16,955
08/31/2004                        17,070             14,036             16,843
11/30/2004                        19,214             15,919             18,523
02/28/2005                        20,843             17,023             19,411
05/31/2005                        19,822             16,255             18,986
08/31/2005                        21,359             17,418             19,991
11/30/2005                        21,370             18,104             20,700

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 4.82%   5-Year 3.15%   10-Year 7.89%


              12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class B)

      MSCI World Index

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                             Oppenheimer Quest
                            International Value
                              Fund, Inc.(SM)        MSCI EAFE            MSCI
                                 (Class B)           Index           World Index
11/30/1995                        10,000             10,000             10,000
02/29/1996                        10,361             10,489             10,548
05/31/1996                        10,932             10,828             10,991
08/31/1996                        10,811             10,602             10,785
11/30/1996                        11,603             11,209             11,924
02/28/1997                        12,098             10,860             12,017
05/31/1997                        12,786             11,678             12,922
08/31/1997                        13,400             11,594             13,248
11/30/1997                        13,415             11,195             13,473
02/28/1998                        14,445             12,575             14,972
05/31/1998                        15,325             13,010             15,566
08/31/1998                        12,808             11,609             13,795
11/30/1998                        14,607             13,073             16,226
02/28/1999                        14,687             13,235             16,936
05/31/1999                        15,757             13,616             17,674
08/31/1999                        16,735             14,631             18,417
11/30/1999                        17,681             15,874             19,734
02/29/2000                        16,877             16,645             20,172
05/31/2000                        18,037             15,990             20,139
08/31/2000                        18,171             16,067             20,897
11/30/2000                        17,842             14,373             18,280
02/28/2001                        17,959             13,766             17,341
05/31/2001                        17,936             13,281             17,191
08/31/2001                        16,822             12,198             15,649
11/30/2001                        15,958             11,661             15,410
02/28/2002                        15,493             11,186             14,913
05/31/2002                        15,633             12,044             15,087
08/31/2002                        13,720             10,406             13,009
11/30/2002                        13,601             10,237             13,111
02/28/2003                        12,703              9,265             11,894
05/31/2003                        14,606             10,605             13,666
08/31/2003                        15,147             11,403             14,502
11/30/2003                        16,887             12,770             15,702
02/29/2004                        18,563             14,289             17,253
05/31/2004                        17,720             14,105             16,955
08/31/2004                        17,558             14,036             16,843
11/30/2004                        19,763             15,919             18,523
02/28/2005                        21,439             17,023             19,411
05/31/2005                        20,389             16,255             18,986
08/31/2005                        21,970             17,418             19,991
11/30/2005                        21,980             18,104             20,700

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 5.21%   5-Year 3.21%   10-Year 8.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


              13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class C)

      MSCI World Index

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                             Oppenheimer Quest
                            International Value
                              Fund, Inc.(SM)        MSCI EAFE            MSCI
                                 (Class C)           Index           World Index
11/30/1995                        10,000             10,000             10,000
02/29/1996                        10,359             10,489             10,548
05/31/1996                        10,931             10,828             10,991
08/31/1996                        10,817             10,602             10,785
11/30/1996                        11,604             11,209             11,924
02/28/1997                        12,100             10,860             12,017
05/31/1997                        12,796             11,678             12,922
08/31/1997                        13,404             11,594             13,248
11/30/1997                        13,419             11,195             13,473
02/28/1998                        14,451             12,575             14,972
05/31/1998                        15,333             13,010             15,566
08/31/1998                        12,811             11,609             13,795
11/30/1998                        14,613             13,073             16,226
02/28/1999                        14,693             13,235             16,936
05/31/1999                        15,764             13,616             17,674
08/31/1999                        16,745             14,631             18,417
11/30/1999                        17,684             15,874             19,734
02/29/2000                        16,887             16,645             20,172
05/31/2000                        18,040             15,990             20,139
08/31/2000                        18,174             16,067             20,897
11/30/2000                        17,845             14,373             18,280
02/28/2001                        17,961             13,766             17,341
05/31/2001                        17,950             13,281             17,191
08/31/2001                        16,821             12,198             15,649
11/30/2001                        15,963             11,661             15,410
02/28/2002                        15,467             11,186             14,913
05/31/2002                        15,591             12,044             15,087
08/31/2002                        13,660             10,406             13,009
11/30/2002                        13,502             10,237             13,111
02/28/2003                        12,599              9,265             11,894
05/31/2003                        14,450             10,605             13,666
08/31/2003                        14,947             11,403             14,502
11/30/2003                        16,629             12,770             15,702
02/29/2004                        18,232             14,289             17,253
05/31/2004                        17,374             14,105             16,955
08/31/2004                        17,182             14,036             16,843
11/30/2004                        19,294             15,919             18,523
02/28/2005                        20,897             17,023             19,411
05/31/2005                        19,813             16,255             18,986
08/31/2005                        21,314             17,418             19,991
11/30/2005                        21,281             18,104             20,700

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 9.30%   5-Year 3.58%   10-Year 7.84%


              14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest International Value Fund, Inc.(SM) (Class N)

      MSCI World Index

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                             Oppenheimer Quest
                            International Value
                              Fund, Inc.(SM)        MSCI EAFE            MSCI
                                 (Class N)           Index           World Index
03/01/2001                        10,000             10,000             10,000
05/31/2001                         9,976              9,648              9,913
08/31/2001                         9,361              8,861              9,025
11/30/2001                         8,902              8,471              8,887
02/28/2002                         8,631              8,126              8,600
05/31/2002                         8,709              8,749              8,700
08/31/2002                         7,642              7,560              7,502
11/30/2002                         7,563              7,437              7,561
02/28/2003                         7,063              6,730              6,859
05/31/2003                         8,112              7,704              7,881
08/31/2003                         8,408              8,284              8,363
11/30/2003                         9,361              9,277              9,055
02/29/2004                        10,277             10,380              9,949
05/31/2004                         9,801             10,247              9,778
08/31/2004                         9,704             10,197              9,713
11/30/2004                        10,917             11,564             10,682
02/28/2005                        11,834             12,366             11,194
05/31/2005                        11,236             11,809             10,949
08/31/2005                        12,099             12,653             11,528
11/30/2005                        12,093             13,151             11,937

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 11/30/05

1-Year 9.77%   5-Year N/A   Since Inception (3/1/01) 4.08%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


              15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/25/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge, which is currently subject to a voluntary rate reduction as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent


              16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


              17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


              18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING         ENDING            EXPENSES
                           ACCOUNT           ACCOUNT           PAID DURING
                           VALUE             VALUE             6 MONTHS ENDED
                           (6/1/05)          (11/30/05)        NOVEMBER 30, 2005
--------------------------------------------------------------------------------
Class A Actual             $1,000.00         $1,078.10         $ 7.27
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00          1,018.10           7.06
--------------------------------------------------------------------------------
Class B Actual              1,000.00          1,073.30          12.02
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00          1,013.54          11.68
--------------------------------------------------------------------------------
Class C Actual              1,000.00          1,074.10          11.76
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00          1,013.79          11.42
--------------------------------------------------------------------------------
Class N Actual              1,000.00          1,076.20           9.15
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00          1,016.29           8.88

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2005 are as follows:

CLASS                      EXPENSE RATIOS
-----------------------------------------
Class A                         1.39%
-----------------------------------------
Class B                         2.30
-----------------------------------------
Class C                         2.25
-----------------------------------------
Class N                         1.75

--------------------------------------------------------------------------------


              19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  November 30, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Continental AG                                            69,859    $  5,923,577
--------------------------------------------------------------------------------
AUTOMOBILES--3.9%
Bayerische Motoren
Werke AG                                                 184,654       8,129,148
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                       90,640       5,443,511
--------------------------------------------------------------------------------
Toyota Motor Corp.                                       150,320       7,264,442
                                                                    ------------
                                                                      20,837,101

--------------------------------------------------------------------------------
DISTRIBUTORS--2.0%
Fujitsu Devices, Inc.                                    227,000       2,912,103
--------------------------------------------------------------------------------
Medion AG                                                595,265       7,635,741
                                                                    ------------
                                                                      10,547,844

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Compass Group plc                                      2,412,840       8,769,227
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.7%
Barratt Developments
plc                                                      435,000       6,774,229
--------------------------------------------------------------------------------
Haseko Corp. 1                                         2,426,500       9,557,193
--------------------------------------------------------------------------------
Matsushita Electric
Industrial Co.                                            78,000       1,572,239
--------------------------------------------------------------------------------
Waterford
Wedgwood plc 1                                        25,066,216       1,625,412
                                                                    ------------
                                                                      19,529,073

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Agfa Gevaert NV                                          171,900       3,390,656
--------------------------------------------------------------------------------
Sega Sammy Holdings,
Inc.                                                      46,066       1,474,215
                                                                    ------------
                                                                       4,864,871

--------------------------------------------------------------------------------
MEDIA--2.0%
British Sky Broadcasting
Group plc                                                308,630       2,620,424
--------------------------------------------------------------------------------
Vivendi Universal SA                                     276,240       7,969,440
                                                                    ------------
                                                                      10,589,864

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.3%
Aoyama Trading Co.                                       193,338       6,002,983

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
DSG International plc                                  3,075,540    $  8,100,459
--------------------------------------------------------------------------------
Kingfisher plc                                         1,900,516       7,395,004
--------------------------------------------------------------------------------
Praktiker Bau-und
Heimwerkermaekte
Holding AG 1                                              64,636       1,178,899
                                                                    ------------
                                                                      22,677,345

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Aksa Akrilik Kimya
Sanayii AS                                               460,670       4,278,984
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.2%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
Heineken NV                                              162,300       4,963,491
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                              1,498,900       7,854,158
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.9%
CoolBrands
International, Inc. 1                                  2,172,200       4,468,590
--------------------------------------------------------------------------------
Nestle SA                                                 43,531      12,823,418
--------------------------------------------------------------------------------
RHM plc 1                                                188,600         855,019
--------------------------------------------------------------------------------
Unilever NV                                              122,215       8,220,385
                                                                    ------------
                                                                      26,367,412

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Coreana Cosmetics
Co. Ltd.                                               1,196,984       3,167,439
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                    136,989       4,222,061
                                                                    ------------
                                                                       7,389,500

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Amore Pacific Corp.                                        8,200       2,663,518
--------------------------------------------------------------------------------
ENERGY--6.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Petroleum Geo-
Services ASA 1                                           425,700      12,008,915
--------------------------------------------------------------------------------
OIL & GAS--4.3%
ENI SpA                                                  464,100      12,584,947
--------------------------------------------------------------------------------
Total SA, B Shares                                        41,680      10,437,445
                                                                    ------------
                                                                      23,022,392


              20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--21.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.7%
Anglo Irish Bank Corp.                                   440,200    $  6,052,551
--------------------------------------------------------------------------------
Bank of Ireland                                          560,174       8,658,399
--------------------------------------------------------------------------------
Credit Agricole SA                                       424,080      12,770,069
--------------------------------------------------------------------------------
Danske Bank AS                                           249,900       8,044,267
--------------------------------------------------------------------------------
Royal Bank of Scotland
Group plc (The)                                          375,985      10,683,114
                                                                    ------------
                                                                      46,208,400

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
Ichiyoshi Securities Co.
Ltd.                                                     630,000       8,580,450
--------------------------------------------------------------------------------
Investor AB, B Shares                                    567,841       8,571,423
--------------------------------------------------------------------------------
Van der Moolen
Holding NV                                               797,108       4,340,253
                                                                    ------------
                                                                      21,492,126

--------------------------------------------------------------------------------
INSURANCE--7.9%
Aegon NV                                                 931,695      14,751,897
--------------------------------------------------------------------------------
Aksigorta AS                                             437,000       2,883,266
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                        569,772      13,327,686
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                    153,851      11,359,109
                                                                    ------------
                                                                      42,321,958

--------------------------------------------------------------------------------
REAL ESTATE--0.8%
Emperor
Entertainment Hotel
Ltd. 1                                                13,708,000       4,021,574
--------------------------------------------------------------------------------
HEALTH CARE--7.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Sysmex Corp.                                              61,500       2,176,446
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Mediceo Paltac
Holdings Co. Ltd.                                        468,340       6,473,341
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
China Pharmaceutical
Group Ltd. 1                                          10,452,000       1,765,677
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                      202,217       4,997,287
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                        116,850       9,400,336

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Takeda Pharmaceutical
Co. Ltd.                                                 151,800    $  8,302,435
--------------------------------------------------------------------------------
UCB SA                                                   107,800       5,294,185
                                                                    ------------
                                                                      29,759,920

--------------------------------------------------------------------------------
INDUSTRIALS--16.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Safran SA                                                298,767       6,382,676
--------------------------------------------------------------------------------
AIRLINES--2.3%
Deutsche Lufthansa
AG                                                       517,931       6,929,510
--------------------------------------------------------------------------------
easyJet plc 1                                            913,157       5,187,649
                                                                    ------------
                                                                      12,117,159

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Royal Group
Technologies Ltd. 1                                      426,300       3,785,598
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.8%
Bacou-Dalloz SA                                           85,970       7,424,488
--------------------------------------------------------------------------------
Quebecor World, Inc.                                     496,100       7,475,625
                                                                    ------------
                                                                      14,900,113

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.7%
Okumura Corp.                                          1,087,000       6,114,999
--------------------------------------------------------------------------------
Technical Olympic SA                                     939,700       5,179,582
--------------------------------------------------------------------------------
Vinci SA                                                 102,930       8,158,474
                                                                    ------------
                                                                      19,453,055

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
Alstom 1                                                  57,503       3,243,158
--------------------------------------------------------------------------------
RHJ International Ltd. 1                                 230,377       4,902,621
                                                                    ------------
                                                                       8,145,779

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
Alarko Holding AS 1                                       88,000       3,405,824
--------------------------------------------------------------------------------
MARINE--3.5%
Attica Holdings SA                                     2,265,060       9,256,353
--------------------------------------------------------------------------------
Orient Overseas
International Ltd.                                     2,891,000       9,377,292
                                                                    ------------
                                                                      18,633,645


              21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
Nokia Oyj                                                505,100    $  8,634,901
--------------------------------------------------------------------------------
SunCorp
Technologies Ltd.                                     12,776,000       2,772,665
                                                                    ------------
                                                                      11,407,566

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Japan Digital
Laboratory Co. Ltd.                                      686,600       7,558,847
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Epcos AG 1                                               349,213       4,347,767
--------------------------------------------------------------------------------
Nichicon Corp.                                           473,400       5,753,029
--------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                     220,000       2,864,536
                                                                    ------------
                                                                      12,965,332

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.7%
Canon, Inc.                                              160,820       9,043,644
--------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------
CHEMICALS--0.6%
GEA Group AG 1                                           263,885       3,080,079
--------------------------------------------------------------------------------
METALS & MINING--0.5%
Arcelor                                                  117,060       2,795,470
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.1%
PaperlinX Ltd.                                         2,210,200       5,565,052
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.1%
Cable & Wireless plc 2                                 4,452,397       9,108,476
--------------------------------------------------------------------------------
France Telecom SA                                        312,290       7,827,684
--------------------------------------------------------------------------------
Telecom Italia SpA                                     1,260,400       2,995,594
--------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                        6,446,800       7,193,644
                                                                    ------------
                                                                      27,125,398

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
KDDI Corp.                                                 1,570       8,229,363
                                                                    ------------
Total Common Stocks
(Cost $499,006,906)                                                  519,335,637

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
--------------------------------------------------------------------------------
Undivided interest of 0.67% in joint repurchase
agreement (Principal Amount/Value $1,178,834,000,
with a maturity value of $1,178,963,344) with UBS
Warburg LLC, 3.95%, dated 11/30/05, to be
repurchased at $7,894,866 on 12/1/05,
collateralized by Federal National
Mortgage Assn., 4%--5.50%,
10/1/18--1/1/35, with a
value of $1,204,738,816
(Cost $7,894,000)                                    $ 7,894,000    $  7,894,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $506,900,906)                                         99.0%    527,229,637
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                           1.0       5,480,517
                                                     ---------------------------
NET ASSETS                                                 100.0%   $532,710,154
                                                     ===========================


              22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
Japan                                                    $ 93,880,265      17.8%
France                                                     79,057,281      15.0
United Kingdom                                             76,567,107      14.5
Germany                                                    37,224,721       7.1
The Netherlands                                            32,276,026       6.1
Italy                                                      28,908,227       5.5
Switzerland                                                24,182,527       4.6
Ireland                                                    16,336,362       3.1
Canada                                                     15,729,813       3.0
Greece                                                     14,435,935       2.7
Hong Kong                                                  13,915,634       2.6
Belgium                                                    13,587,462       2.6
Norway                                                     12,008,915       2.3
Turkey                                                     10,568,074       2.0
Finland                                                     8,634,901       1.6
Sweden                                                      8,571,423       1.6
Denmark                                                     8,044,267       1.5
United States                                               7,894,000       1.5
Mexico                                                      7,193,644       1.4
Korea, Republic of South                                    5,830,957       1.1
Australia                                                   5,565,052       1.1
Bermuda                                                     4,021,574       0.8
Luxembourg                                                  2,795,470       0.5
                                                         -----------------------
Total                                                    $527,229,637     100.0%
                                                         =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $506,900,906)--see accompanying statement of investments   $527,229,637
---------------------------------------------------------------------------------------------------
Cash                                                                                        169,721
---------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                     1,462,923
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          3,048,454
Shares of capital stock sold                                                              1,046,124
Interest and dividends                                                                      915,393
Other                                                                                        44,326
                                                                                       ------------
Total assets                                                                            533,916,578

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                            668,887
Distribution and service plan fees                                                          213,248
Shareholder communications                                                                  115,012
Transfer and shareholder servicing agent fees                                                98,212
Directors' compensation                                                                      61,117
Other                                                                                        49,948
                                                                                       ------------
Total liabilities                                                                         1,206,424

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $532,710,154
                                                                                       ============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                   $    266,792
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              440,059,395
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                         6,079,336
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions           64,546,494
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                        21,758,137
                                                                                       ------------
NET ASSETS                                                                             $532,710,154
                                                                                       ============


              24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $405,360,742
and 19,968,352 shares of capital stock outstanding)                                                 $20.30
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $21.54
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $55,488,748 and 2,937,354 shares
of capital stock outstanding)                                                                       $18.89
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $59,564,207 and 3,160,315 shares
of capital stock outstanding)                                                                       $18.85
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $12,296,457 and 613,162 shares
of capital stock outstanding)                                                                       $20.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,130,293)         $ 10,018,118
--------------------------------------------------------------------------------
Interest                                                                355,288
--------------------------------------------------------------------------------
Other income                                                             13,342
                                                                   -------------
Total investment income                                              10,386,748
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,893,066
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 880,426
Class B                                                                 525,006
Class C                                                                 504,901
Class N                                                                  45,694
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 699,841
Class B                                                                 143,052
Class C                                                                 134,937
Class N                                                                  26,706
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 128,518
Class B                                                                  49,262
Class C                                                                  31,626
Class N                                                                   4,136
--------------------------------------------------------------------------------
Administrative fees                                                   1,178,496
--------------------------------------------------------------------------------
Custodian fees and expenses                                             107,346
--------------------------------------------------------------------------------
Directors' compensation                                                  13,124
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   128,944
                                                                   -------------
Total expenses                                                        7,496,581
Less reduction to custodian expenses                                     (4,703)
                                                                   -------------
Net expenses                                                          7,491,878
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,894,870


              26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 $ 57,371,732
Foreign currency transactions                                                 29,819,784
                                                                            -------------
Net realized gain                                                             87,191,516
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                   29,206,445
Translation of assets and liabilities denominated in foreign currencies      (71,685,220)
                                                                            -------------
Net change in unrealized appreciation                                        (42,478,775)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 47,607,611
                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED NOVEMBER 30,                                                                       2005               2004
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   2,894,870      $   1,000,788
----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       87,191,516         32,006,608
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  (42,478,775)        23,487,262
                                                                                     --------------------------------
Net increase in net assets resulting from operations                                    47,607,611         56,494,658

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   (479,836)                --
Class B                                                                                         --                 --
Class C                                                                                         --                 --
Class N                                                                                         --                 --

----------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                 58,433,526         21,651,459
Class B                                                                                  2,732,975        (11,968,648)
Class C                                                                                 14,713,563          3,836,980
Class N                                                                                  5,412,301          3,062,769

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total increase                                                                         128,420,140         73,077,218
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    404,290,014        331,212,796
                                                                                     --------------------------------
End of period (including accumulated net investment income of
$6,079,336 and $417,818, respectively)                                               $ 532,710,154      $ 404,290,014
                                                                                     ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED NOVEMBER 30,                      2005            2004           2003           2002            2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  18.28        $  15.62       $  12.58       $  14.76        $  17.93
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .16 1           .08 1          .06            .02             .02
Net realized and unrealized gain (loss)                  1.89            2.58           2.98          (2.20)          (1.62)
                                                     -------------------------------------------------------------------------
Total from investment operations                         2.05            2.66           3.04          (2.18)          (1.60)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)             --             --             --              --
Distributions from net realized gain                       --              --             --             --           (1.57)
                                                     -------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                            (.03)             --             --             --           (1.57)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  20.30        $  18.28       $  15.62       $  12.58        $  14.76
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      11.22%          17.03%         24.17%        (14.77)%        (10.04)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $405,361        $310,363       $245,349       $191,096        $238,882
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $361,750        $274,682       $203,459       $216,977        $269,338
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.81%           0.48%          0.51%          0.09%           0.12%
Total expenses                                           1.38% 4         1.54% 4        1.59% 4,5      1.66% 4,5       1.71% 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   140%             87%           150%            75%             71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED NOVEMBER 30,                      2005            2004           2003           2002            2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  17.14        $  14.78       $  12.00       $  14.18        $  17.38
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.01) 1         (.06) 1        (.15)          (.11)           (.08)
Net realized and unrealized gain (loss)                  1.76            2.42           2.93          (2.07)          (1.55)
                                                     ------------------------------------------------------------------------
Total from investment operations                         1.75            2.36           2.78          (2.18)          (1.63)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --             --             --              --
Distributions from net realized gain                       --              --             --             --           (1.57)
                                                     ------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                              --              --             --             --           (1.57)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  18.89        $  17.14       $  14.78       $  12.00        $  14.18
                                                     ========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      10.21%          15.97%         23.17%        (15.37)%        (10.57)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 55,489        $ 47,739       $ 52,459       $ 65,144        $ 93,590
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 52,591        $ 48,168       $ 55,378       $ 79,996        $105,464
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.07)%         (0.41)%        (0.31)%        (0.63)%         (0.48)%
Total expenses                                           2.28%           2.43%          2.47%          2.36%           2.31%
Expenses after payments and waivers and
reduction to custodian expenses                          2.28%           2.43%          2.44%          2.36%           2.31%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   140%             87%           150%            75%             71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS C     YEAR ENDED NOVEMBER 30,                      2005            2004           2003           2002            2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  17.09        $  14.73       $  11.96       $  14.14        $  17.33
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.01) 1         (.06) 1        (.05)          (.12)           (.07)
Net realized and unrealized gain (loss)                  1.77            2.42           2.82          (2.06)          (1.55)
                                                     ------------------------------------------------------------------------
Total from investment operations                         1.76            2.36           2.77          (2.18)          (1.62)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --             --             --              --
Distributions from net realized gain                       --              --             --             --           (1.57)
                                                     ------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                              --              --             --             --           (1.57)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  18.85        $  17.09       $  14.73       $  11.96        $  14.14
                                                     ========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      10.30%          16.02%         23.16%        (15.42)%        (10.54)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 59,564        $ 40,169       $ 31,076       $ 26,361        $ 39,429
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 50,568        $ 35,555       $ 26,952       $ 33,801        $ 42,552
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.05)%         (0.36)%        (0.33)%        (0.63)%         (0.48)%
Total expenses                                           2.24%           2.39%          2.46%          2.37%           2.31%
Expenses after payments and waivers and
reduction to custodian expenses                          2.24%           2.39%          2.43%          2.37%           2.31%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   140%             87%           150%            75%             71%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED NOVEMBER 30,                      2005            2004           2003           2002            2001 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  18.10        $  15.52       $  12.54       $  14.76        $  16.58
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .08 2           .03 2          .01           (.01)             -- 3
Net realized and unrealized gain (loss)                  1.87            2.55           2.97          (2.21)          (1.82)
                                                     ------------------------------------------------------------------------
Total from investment operations                         1.95            2.58           2.98          (2.22)          (1.82)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --             --             --              --
Distributions from net realized gain                       --              --             --             --              --
                                                     ------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                              --              --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  20.05        $  18.10       $  15.52       $  12.54        $  14.76
                                                     ========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                      10.77%          16.62%         23.76%        (15.04)%        (10.98)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 12,296        $  6,020       $  2,329       $  1,137        $    522
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  9,166        $  4,210       $  1,637       $  1,058        $    275
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                             0.43%           0.19%          0.17%         (0.02)%         (0.05)%
Total expenses                                           1.74%           1.91%          2.04%          1.90%           1.81%
Expenses after payments and waivers and
reduction to custodian expenses                          1.74%           1.91%          1.92%          1.90%           1.81%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   140%             87%           150%            75%             71%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager became the Fund's investment advisor on November 22, 1995, and assumed responsibility for day-to-day management of the Fund's portfolio on January 1, 2005. From November 22, 1995 to December 31, 2004, the Manager had engaged OpCap Advisors as the Fund's Sub-Advisor.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal


              33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


              34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                          NET UNREALIZED
                                                                            APPRECIATION
                                                                        BASED ON COST OF
                                                                          SECURITIES AND
      UNDISTRIBUTED        UNDISTRIBUTED            ACCUMULATED        OTHER INVESTMENTS
      NET INVESTMENT           LONG-TERM                   LOSS       FOR FEDERAL INCOME
      INCOME                        GAIN       CARRYFORWARD 1,2             TAX PURPOSES
      ----------------------------------------------------------------------------------
      $30,956,086            $43,719,829                    $--              $17,766,157

1. During the fiscal year ended November 30, 2005, the Fund utilized $10,412,287 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended November 30, 2004, the Fund utilized $32,524,665 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                      INCREASE TO                  REDUCTION TO
                                      ACCUMULATED               ACCUMULATED NET
      INCREASE TO                  NET INVESTMENT                 REALIZED GAIN
      PAID-IN CAPITAL                      INCOME              ON INVESTMENTS 3
      -------------------------------------------------------------------------
      $8,003,541                       $3,246,484                   $11,250,025

3. $8,003,541, including $5,308,884 of long-term capital gain, was distributed in connection with Fund share redemptions.


              35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended November 30, 2005 and November 30, 2004 was as follows:

                                                 YEAR ENDED           YEAR ENDED
                                          NOVEMBER 30, 2005    NOVEMBER 30, 2004
            --------------------------------------------------------------------
            Distributions paid from:
            Ordinary income                        $479,836                  $--

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities             $ 509,429,963
            Federal tax cost of other investments        (25,176,038)
                                                       -------------
            Total federal tax cost                     $ 484,253,925
                                                       =============

            Gross unrealized appreciation              $  49,493,826
            Gross unrealized depreciation                (31,727,669)
                                                       -------------
            Net unrealized appreciation                $  17,766,157
                                                       =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended November 30, 2005, the Fund's projected benefit obligations were increased by $1,730 and payments of $1,311 were made to retired directors, resulting in an accumulated liability of $52,104 as of November 30, 2005.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


              36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                               YEAR ENDED NOVEMBER 30, 2005       YEAR ENDED NOVEMBER 30, 2004
                                   SHARES            AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                            7,063,323      $137,914,789        4,431,949      $ 74,340,632
Dividends and/or
distributions reinvested           24,158           446,673               --                --
Redeemed                       (4,097,368)      (79,927,936) 1    (3,157,872)      (52,689,173) 2
                               ------------------------------------------------------------------
Net increase                    2,990,113      $ 58,433,526        1,274,077      $ 21,651,459
                               ==================================================================

1. Net of redemption fees of $9,506, $1,382, $1,329 and $241 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $2,630, $461, $341 and $40 for Class A, Class B, Class C and Class N, respectively.


              37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                               YEAR ENDED NOVEMBER 30, 2005       YEAR ENDED NOVEMBER 30, 2004
                                   SHARES            AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS B
Sold                            1,083,260      $ 19,723,990          743,187      $ 11,754,904
Dividends and/or
distributions reinvested               --                --               --                --
Redeemed                         (931,743)      (16,991,015) 1    (1,507,809)      (23,723,552) 2
                               ------------------------------------------------------------------
Net increase (decrease)           151,517      $  2,732,975         (764,622)     $(11,968,648)
                               ==================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                            1,352,336      $ 24,612,147          715,368      $ 11,265,219
Dividends and/or
distributions reinvested               --                --               --                --
Redeemed                         (542,332)       (9,898,584) 1      (474,473)       (7,428,239) 2
                               ------------------------------------------------------------------
Net increase                      810,004      $ 14,713,563          240,895      $  3,836,980
                               ==================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                              361,434      $  6,989,704          243,920      $  4,086,734
Dividends and/or
distributions reinvested               --                --               --                --
Redeemed                          (80,921)       (1,577,403) 1       (61,310)       (1,023,965) 2
                               ------------------------------------------------------------------
Net increase                      280,513      $  5,412,301          182,610      $  3,062,769
                               ==================================================================

1. Net of redemption fees of $9,506, $1,382, $1,329 and $241 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $2,630, $461, $341 and $40 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2005, were as follows:

                                             PURCHASES                     SALES
--------------------------------------------------------------------------------
Investment securities                     $730,880,237              $645,681,068

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the Fund provided for a fee at an annual rate of 0.60% of the first $1 billion of average annual net assets of the Fund and 0.55% of average annual net assets in excess of $1 billion. From January 1, 2004 through December 31, 2004, the annual advisory fee rate was 0.75% of the first $400 million of average annual net assets of the Fund, 0.65% of the next $400 million, 0.60% of the next $400 million and 0.55% of average annual net assets in excess of $1.2 billion.


              38 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the year ended November 30, 2005, the Fund paid $1,178,496 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. For the year ended November 30, 2005, the Manager paid $173,739 to OpCap Advisors for its services to the Fund. The sub-advisory agreement between the Manager and OpCap Advisors was terminated on December 31, 2004.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended November 30, 2005, the Fund paid $981,722 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at November 30, 2005 for Class B, Class C and Class N shares were $453,654, $1,266,912 and $148,036, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


              39 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A         CLASS B         CLASS C         CLASS N
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
November 30, 2005          $286,667            $107         $95,180          $7,947         $12,668

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of November 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                CONTRACT       VALUATION AS OF
                                 EXPIRATION       AMOUNT          NOVEMBER 30,      UNREALIZED
CONTRACT DESCRIPTION                  DATES       (000S)                  2005    APPRECIATION
----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro [EUR]                         12/22/05       15,300EUR        $18,060,964      $  666,236
Japanese Yen [JPY]                 12/22/05      850,000JPY          7,115,074         796,687
                                                                                    ----------
Total unrealized appreciation                                                       $1,462,923
                                                                                    ==========


              40 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


              41 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest International Value Fund, Inc., including the statement of investments, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest International Value Fund, Inc. as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
January 18, 2006


              42 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.0281 per share were paid to Class A shareholders on December 16, 2004, none of which was designated as a "capital gain distribution" for federal income tax purposes.

      None of the dividends paid by the Fund during the fiscal year ended November 30, 2005 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended November 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $10,879,569 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $1,010,873 of foreign income taxes paid by the Fund during the fiscal year ended November 30, 2005. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      $7,329,730 of gross income was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


              43 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              44 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE             HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                              THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                                COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                         RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                      Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General
Chairman of the Board of                 Partner of Trivest Venture Fund (private venture capital fund); President of
Directors (since 2001),                  Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the following
Director (since 1990)                    open-end investment companies: Cash Assets Trust (1984), PIMCO Advisors
Age: 72                                  VIT, Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax
                                         Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                         Principal of Clinton Management Associates (financial and venture capital consulting
Director (since 1990)                    firm) (since 1996); Trustee of PIMCO Advisors VIT (open-end investment
Age: 74                                  company); Trustee of Capital Cash Management Trust (money market fund)
                                         (1979-December 2004); Trustee of Narragansett Insured Tax-Free Income Fund
                                         (tax-exempt bond fund) (1996-December 2004); Trustee of Prime Cash Fund
                                         (1996-December 2004); and Director of OCC Cash Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees 10 portfolios in the
                                         OppenheimerFunds complex.

DAVID K. DOWNES,                         President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Director (since 2005)                    (investment management company) (since January 2004); President of The
Age: 66                                  Community Reinvestment Act Qualified Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of
                                         Trustees of Quaker Investment Trust (registered investment company) (since
                                         January 2004); Director of Internet Capital Group (information technology company)
                                         (since October 2003); Chief Operating Officer and Chief Financial Officer of
                                         Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National
                                         Corporation, a publicly traded company) and Delaware Investments U.S., Inc.
                                         (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                         President, Chief Executive Officer and Trustee of Delaware Investment Family of
                                         Funds (1993-2003); President and Board Member of Lincoln National Convertible
                                         Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003);
                                         Chairman and Chief Executive Officer of Retirement Financial Services, Inc.
                                         (registered transfer agent and investment adviser and subsidiary of Delaware
                                         Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of
                                         Delaware Service Company, Inc. (1993-2003); Chief Administrative Officer, Chief
                                         Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                         Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-
                                         1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn
                                         Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant
                                         Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax
                                         Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965);
                                         United States Marine Corps (1957-1959). Oversees 10 portfolios in the
                                         OppenheimerFunds complex.

ROBERT G. GALLI,                         A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Director (since 1998)                    OppenheimerFunds complex.
Age: 72


              45 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT                              THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                                COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
Continued                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.
LACY B. HERRMANN,                        Founder and Chairman Emeritus of Aquila Management Corporation (open-end
Director (since 1990)                    investment company) (since December 2004); Chairman and Chief Executive
Age: 76                                  Officer of Aquila Management Corporation (since August 1984); Chairman of the
                                         Board and President of Aquila Management Corporation (August 1984-December
                                         1984); Vice President, Director and Secretary of Aquila Distributors, Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President
                                         and Chairman of the Board of Trustees of Capital Cash Management Trust
                                         ("CCMT"); President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT); Chairman, President and Director of InCap Management
                                         Corporation (nature of business); Sub-Advisor and Administrator of Prime Cash
                                         Fund & Short Term Asset Reserves (nature of business); Director of OCC Cash
                                         Reserves, Inc. (open-end investment company) ( until June 2003); Trustee of OCC
                                         Accumulation Trust (open-end investment company); Chairman of the Board of
                                         Trustees and President of Hawaiian Tax-Free Trust (open-end investment company)
                                         (February 1985-December 2003); Trustee Emeritus of Brown University (since June
                                         1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                         Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Director (since 2001)                    Special Value Opportunities Fund, LLC (registered investment company) (since
Age: 62                                  September 2004); Director of Zurich Financial Investment Advisory Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing
                                         Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May
                                         1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of
                                         AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy
                                         Economics Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR                      THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                              FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN
                                         INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                         OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                         MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                         AND ITS AFFILIATES.

JOHN V. MURPHY,                          Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal                  (since September 2000) of the Manager; President and director or trustee of
Executive Officer (since 2001)           other Oppenheimer funds; President and Director of Oppenheimer Acquisition
and Director (since 2005)                Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 56                                  Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                         July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                         Manager) (since November 2001); Chairman and Director of Shareholder
                                         Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                         OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                         Asset Management Corporation, Trinity Investment Management Corporation
                                         and Tremont Capital Management, Inc. (since November 2001), HarbourView


              46 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------------------------------------------------------
JOHN V. MURPHY,                          Asset Management Corporation and OFI Private Investments, Inc. (since July
Continued                                2001); President (since November 1, 2001) and Director (since July 2001) of
                                         Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                         Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                         February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                         Investment Company Institute's Board of Governors (since October 3, 2003);
                                         Chief Operating Officer of the Manager (September 2000-June 2001); President
                                         and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                         (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                         Executive Officer and Director of MML Bay State Life Insurance Company
                                         (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                         Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                         1998). Oversees 87 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                           THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. FREUD AND
                                         ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-
                                         1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                         80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION,
                                         RETIREMENT DEATH OR REMOVAL.

DOMINIC FREUD,                           Vice President of the Manager since April 2003. Partner and European Equity
Vice President and Portfolio             Portfolio manager at SLS Management (January 2002-February 2003) prior to
Manager (since 2005)                     which he was head of the European equities desk and managing director at SG
Age: 47                                  Cowen (May 1994-January 2002). An officer of 2 portfolios in the
                                         OppenheimerFunds complex.

MARK S. VANDEHEY,                        Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief                 March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer (since                Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
2004)                                    Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                                  February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                         Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal                  of the following: HarbourView Asset Management Corporation, Shareholder
Financial and Accounting                 Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
Officer (since 1999)                     Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since
Age: 46                                  March 1999), OFI Private Investments, Inc. (since March 2000),
                                         OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                                         (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                         2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                         OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                         Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset
                                         Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                         Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                                         Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                         1999). An officer of 87 portfolios in the OppenheimerFunds complex.


              47 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ROBERT G. ZACK,                          Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)                   2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                                  December 2001); General Counsel of Centennial Asset Management
                                         Corporation (since December 2001); Senior Vice President and General Counsel
                                         of HarbourView Asset Management Corporation (since December 2001);
                                         Secretary and General Counsel of OAC (since November 2001); Assistant
                                         Secretary (since September 1997) and Director (since November 2001) of
                                         OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                         President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                         December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                         November 2001); Senior Vice President, General Counsel and Director of
                                         Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                         December 2001); Senior Vice President, General Counsel and Director of OFI
                                         Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                         President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                         President and General Counsel of OFI Institutional Asset Management, Inc.
                                         (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                         December 2003); Senior Vice President (May 1985-December 2003), Acting
                                         General Counsel (November 2001-February 2002) and Associate General
                                         Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                         following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                         Financial Services, Inc. (November 1989-November 2001), and
                                         OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                         officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


              48 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.




ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2005 and $15,000 in fiscal 2004.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $42 in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include the cost to the principal accountant of attending audit committee meetings.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,542 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)  (1) Exhibit attached hereto.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006